SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Restricted shares	1 Months Ended
	Aug. 31, 2019 $ / shares	Aug. 31, 2018 $ / shares	Jul. 31, 2017 $ / shares	Aug. 31, 2019 ¥ / shares	Aug. 31, 2018 ¥ / shares	Jul. 31, 2017 ¥ / shares
Fair value assumptions
Volatility (as a percent)	63.22%	71.85%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Share price at grant date | (per share)	$ 5.02375	$ 3.125	$ 1.191	¥ 34.6	¥ 21.3	¥ 8.0
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	1.67%	2.047%	1.29%
Volatility (as a percent)			20.43%
Expected term	1 year	1 year	2 years
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	1.88%	2.418%	1.63%
Volatility (as a percent)			21.48%
Expected term	3 years	3 years	4 years